Trade and Other Receivables - (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Allowance account for credit losses of financial assets	$ (2,863)	$ (1,064)	$ (856)	$ (148)
Impairment loss on financial assets	(2,210)	(1,801)
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	(3,851)	(1,801)
Utilisation, allowance account for credit losses of financial assets	$ (1,844)	$ 885